Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Net loss	$ 8,237,494		$ 12,802,275
Cash used in operations	3,343,172		2,771,676
Accumulated deficit	(29,951,604)
Stockholders' deficit	1,383,704		4,723,304
Working capital deficit	(2,936,693)		318,797
FDIC insured amount	$ 0		2,025,000	$ 197,000
Percentage of fair value	50.00%
Shipping and handling costs	$ 411,380	$ 152,070	391,890	873,289
Advertising costs	$ 940,580	$ 307,980	835,723	226,428
Food products purchased, percentage	100.00%
Accumulated deficit	$ (29,951,604)		$ (19,135,664)	$ (6,333,389)
Food product percentage			100.00%
Vendor One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Food product percentage			74.00%
Vendor Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Food product percentage			26.00%